F. Stockholders' Equity - Warrants (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Number of Shares	17,879,627	17,879,627	62,132,626
$0.50
Number of Shares	100,000	100,000	100,000
Expiration Date	May 2014	May-14	May-14
$1.00
Number of Shares	100,000	100,000	100,000
Expiration Date	May 2014	May-14	May-14
$1.50
Number of Shares	100,000	100,000	100,000
Expiration Date	May 2014	May-14	May-14
$0.51
Number of Shares	125,000	125,000
Expiration Date	June 2014	Jun-14
$1.00
Number of Shares	125,000	125,000	125,000
Expiration Date	June 2014	Jun-14	Jun-14
$0.39
Number of Shares	20,000	20,000
Expiration Date	September 2014	Sep-14
$0.50
Number of Shares	15,000	15,000	15,000
Expiration Date	September 2014	Sep-14	Sep-14
$0.60
Number of Shares	15,000	15,000	15,000
Expiration Date	September 2014	Sep-14	Sep-14
$0.38
Number of Shares	50,000	50,000	50,000
Expiration Date	April 2015	Apr-15	Apr-15
$0.50
Number of Shares	50,000	50,000	50,000
Expiration Date	May 2016	May-16	May-16
$0.50
Number of Shares	50,000	50,000	50,000
Expiration Date	July 2016	Jul-16	Jul-16
$1.00
Number of Shares	50,000	50,000	50,000
Expiration Date	July 2016	Jul-16	Jul-16
$1.50
Number of Shares	50,000	50,000	50,000
Expiration Date	July 2016	Jul-16	Jul-16
$2.00
Number of Shares	50,000	50,000	50,000
Expiration Date	July 2016	Jul-16	Jul-16
$2.50
Number of Shares	50,000	50,000	50,000
Expiration Date	July 2016	Jul-16	Jul-16
$0.40
Number of Shares	1,337,627	1,337,627	1,337,627
Expiration Date	March 2017	Mar-17	Mar-17
$0.40
Number of Shares	325,000	325,000	325,000
Expiration Date	April 2017	Apr-17	Apr-17
$0.258
Number of Shares	300,000	300,000	300,000
Expiration Date	June 2017	Jun-17	Jun-17
$0.35
Number of Shares	140,000	140,000
Expiration Date	October 2017	Oct-17
$0.25
Number of Shares	13,085,000	13,085,000
Expiration Date	March 2018	Feb-18
$0.25
Number of Shares	1,742,000	1,742,000
Expiration Date	March 2018	Mar-18
$0.65
Number of Shares			125,000
Expiration Date			Jun-14
$0.39
Number of Shares			20,000
Expiration Date			Sep-14
$0.28
Number of Shares			43,614,285
Expiration Date			Oct-16
$0.28
Number of Shares			11,785,714
Expiration Date			Jul-17
$0.30
Number of Shares			35,000
Expiration Date			Aug-17
$0.50
Number of Shares			1,875,000
Expiration Date			Aug-17
$0.44
Number of Shares			35,000
Expiration Date			Sep-17
$0.50
Number of Shares			1,875,000
Expiration Date			Dec-17